Note 34 - Dividends	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of dividends [text block]
34	Dividends

	2021	2020	2019

Dividends paid to owners of the Company (excluding NCI)	6,068	3,887	2,969

Quarterly dividend per share history:

Declaration date	cents per share
January 10, 2019	6.875
April 11, 2019	6.875
July 11, 2019	6.875
October 10, 2019	6.875
January 16, 2020	7.5
May 14, 2020	7.5
July 16, 2020	8.5
October 15, 2020	10.0
January 14, 2021	11.00
April 15, 2021	12.00
July 15, 2021	13.00
October 14, 2021	14.00